CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Class A Common Stock [Member]	Class B Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jun. 22, 2020	$ 0			$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 22, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	(429,155)
Ending balance at Sep. 30, 2020	5,000,009
Beginning balance at Jun. 22, 2020	0			$ 0	$ 0	0	0
Beginning balance (in shares) at Jun. 22, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	(194,719,235)			$ (1,947)	$ 0	(194,717,288)	0
Change in value of common stock subject to possible redemption (in shares)				(19,471,900)	0
Issuance of Class B common stock to Sponsor	25,000			$ 0	$ 575	24,425	0
Issuance of Class B common stock to Sponsor (in shares)				0	5,750,000
Sale of 23,000,000 Units, net of fair value allocated to public warrants	195,512,623			$ 2,300	$ 0	195,510,323	0
Sale of 23,000,000 Units, net of fair value allocated to public warrants (in shares)				23,000,000	0
Transaction costs net of allocation to warrant liabilities	(12,368,806)			$ 0	$ 0	(12,368,806)	0
Proceeds in excess of fair value from sale of private Placement Warrants	660,000			0	0	660,000	0
Net Income	(8,247,187)			0	0	0	(8,247,187)
Ending balance at Dec. 31, 2020	5,000,007			$ 353	$ 575	13,246,266	(8,247,187)
Ending balance (in shares) at Dec. 31, 2020				3,528,100	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	(1,517,140)		$ 0	$ (15)		(1,517,125)	0
Change in value of common stock subject to possible redemption (in shares)			0	(151,714)
Net Income	1,517,138	$ 0	$ 0			0	1,517,138
Ending balance at Mar. 31, 2021	$ 5,000,005			$ 338	$ 575	$ 11,729,141	$ (6,730,049)
Ending balance (in shares) at Mar. 31, 2021				3,376,386	5,750,000